OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Payroll and related expenses	$12,220	$12,389
Income taxes including the provision for uncertain tax positions	2,699	677
Professional services	2,782	4,139
Warranties	6,459	5,936
VAT, sales and consumption taxes	1,750	1,352
Commissions (external)	2,447	2,343
Rent and facilities	123	264
Royalties	1,156	1,727
Restructuring costs	560	1,095
Fair value of financial derivatives	2,343	4,537
Other	5,922	7,056

	$38,461	$41,515